Convertible Notes Payables (Details) - USD ($)						6 Months Ended		12 Months Ended
	May 05, 2026	Feb. 15, 2026	Jan. 23, 2026	Nov. 12, 2025	Sep. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 01, 2025	Nov. 24, 2025	Aug. 29, 2025
Convertible Notes Payables [Line Items]
Principal amount			$ 1,630,435
Aggregate purchase price			$ 1,500,000
Repayments of notes payable						$ 180,811
Percentage of vwap		93.00%
Floor price (in Dollars per share)		$ 0.5
Adjusted customary equity events (in Dollars per share)		10
Loss on extinguishment of debt						$ (875,609)
Share price (in Dollars per share)										$ 0.97	$ 0.97
Conversion price		$ 3
August SPA Warrants [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)											215,299
Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)					150,709
Exercise price (in Dollars per share)						$ 0.01
Second Warran [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)				64,590
January Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)			64,590
Share price (in Dollars per share)			$ 0.01
Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Convertible notes			$ 1,630,435			$ 1,596,964
Fixed interest rate					12.00%
Interest expense						215,605
Principal amount				$ 1,630,435	$ 3,804,348	4,454,521		$ 4,577,763			$ 5,434,783
Purchase of warrants (in Shares)			64,590
Original issue discount rate				8.00%
Aggregate purchase price				$ 1,500,000	$ 3,500,000
Bear interest rate					7.00%
Unamortized debt issuance cost						434,783
Interest amount						104,474
Unpaid interest						$ 104,474
Senior Convertible Notes [Member] | First Warrant [Member]
Convertible Notes Payables [Line Items]
Original issue discount rate					8.00%
August Note SPA [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)						1,000,000
August Note SPA [Member] | Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)						215,299
Letter Agreement [Member]
Convertible Notes Payables [Line Items]
Aggregate amount									$ 1,017,663
Principal amount						$ 168,982
Conversion price percentage									93.00%
Interest amount						11,829
Unpaid interest						11,829
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Principal amount				$ 1,630,435	$ 3,804,348
Principal market trading thereafter		$ 40,000
Convertible notes						5,158,107		3,468,563
Loss on extinguishment of debt						$ 367,874
Convertible Notes Payable [Member] | Warrant [Member]
Convertible Notes Payables [Line Items]
Exercise price (in Dollars per share)						$ 16.88
Convertible Notes Payable [Member] | January Warrant [Member]
Convertible Notes Payables [Line Items]
Loss on extinguishment of debt						$ 367,874
Convertible Notes Payable [Member] | Letter Agreement [Member]
Convertible Notes Payables [Line Items]
Interest amount						169,123		56,740
Unpaid interest						$ 169,123		$ 56,740
Class A Ordinary Shares [Member]
Convertible Notes Payables [Line Items]
Number of shares converted (in Shares)						4,126,947
Principal market per trading day		$ 10,000
Loss on extinguishment of debt	$ 507,735
Class A Ordinary Shares [Member] | Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)						$ 13.51
Number of shares converted (in Shares)						1,026,309
Principal amount						$ 1,492,490
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)				64,590	150,709
Minimum [Member]
Convertible Notes Payables [Line Items]
Beneficially owned percentage						4.99%
Maximum [Member]
Convertible Notes Payables [Line Items]
Beneficially owned percentage						9.99%